Lennar Homebuilding Investments In Unconsolidated Entities	12 Months Ended
Nov. 30, 2014
Equity Method Investments and Joint Ventures [Abstract]
Lennar Homebuilding Investments In Unconsolidated Entities
Lennar Homebuilding Investments in Unconsolidated Entities
Summarized condensed financial information on a combined 100% basis related to Lennar Homebuilding’s unconsolidated entities that are accounted for by the equity method was as follows:
Statements of Operations

	Years Ended November 30,
(In thousands)	2014	2013	2012
Revenues	$263,395	570,910	353,902
Costs and expenses	291,993	425,282	418,905
Other income	—	14,602	10,515
Net earnings (loss) of unconsolidated entities	$(28,598)	160,230	(54,488)
Lennar Homebuilding equity in earnings (loss) from unconsolidated entities (1)	$(355)	23,803	(26,672)

(1)
For the year ended November 30, 2014, Lennar Homebuilding equity in loss from unconsolidated entities related primarily to the Company's share of operating losses of Lennar Homebuilding unconsolidated entities, which included $4.6 million of valuation adjustments related to assets of Lennar Homebuilding's unconsolidated entities, partially offset by $4.7 million of equity in earnings as a result of third-party land sales by one unconsolidated entity. For the year ended November 30, 2013, Lennar Homebuilding equity in earnings from unconsolidated entities included $19.8 million of equity in earnings primarily as a result of sales of homesites to third parties by one unconsolidated entity. For the year ended November 30, 2012, Lennar Homebuilding equity in loss from unconsolidated entities included $12.1 million of valuation adjustments primarily related to strategic asset sales at Lennar Homebuilding's unconsolidated entities.

Balance Sheets

	November 30,
(In thousands)	2014	2013
Assets:
Cash and cash equivalents	$243,597	184,521
Inventories	2,889,267	2,904,795
Other assets	155,470	147,410
	$3,288,334	3,236,726
Liabilities and equity:
Accounts payable and other liabilities	$271,638	272,940
Debt	737,755	450,457
Equity	2,278,941	2,513,329
	$3,288,334	3,236,726
As of November 30, 2014 and 2013, the Company’s recorded investments in Lennar Homebuilding unconsolidated entities were $656.8 million and $716.9 million, respectively, while the underlying equity in Lennar Homebuilding unconsolidated entities partners’ net assets as of November 30, 2014 and 2013 was $722.6 million and $829.5 million, respectively. The basis difference is primarily as a result of the Company buying an interest in a partner's equity in a Lennar Homebuilding unconsolidated entity at a discount to book value and contributing non-monetary assets to an unconsolidated entity with a higher fair value than book value.
The Company’s partners generally are unrelated homebuilders, land owners/developers and financial or other strategic partners. The unconsolidated entities follow accounting principles that are in all material respects the same as those used by the Company. The Company shares in the profits and losses of these unconsolidated entities generally in accordance with its ownership interests. In many instances, the Company is appointed as the day-to-day manager under the direction of a management committee that has shared powers amongst the partners of the unconsolidated entities and receives management fees and/or reimbursement of expenses for performing this function. During the years ended November 30, 2014, 2013 and 2012, the Company received management fees and reimbursement of expenses from the Homebuilding unconsolidated entities totaling $30.7 million, $18.8 million and $20.6 million, respectively.
The Company and/or its partners sometimes obtain options or enter into other arrangements under which the Company can purchase portions of the land held by the unconsolidated entities. Option prices are generally negotiated prices that approximate fair value when the Company receives the options. During the years ended November 30, 2014, 2013 and 2012, $59.0 million, $192.5 million and $130.3 million, respectively, of the unconsolidated entities’ revenues were from land sales to the Company. The Company does not include in its Lennar Homebuilding equity in earnings (loss) from unconsolidated entities its pro rata share of unconsolidated entities’ earnings resulting from land sales to its homebuilding divisions. Instead, the Company accounts for those earnings as a reduction of the cost of purchasing the land from the unconsolidated entities. This in effect defers recognition of the Company’s share of the unconsolidated entities’ earnings related to these sales until the Company delivers a home and title passes to a third-party homebuyer.
In fiscal 2007, the Company sold a portfolio of land to a strategic land investment venture with Morgan Stanley Real Estate Fund II, L.P., an affiliate of Morgan Stanley & Co., Inc. ("MSR"), in which the Company has a 20% ownership interest and 50% voting rights. Due to the nature of the Company’s continuing involvement, the transaction did not qualify as a sale by the Company under GAAP; thus, the inventory remained on the Company’s consolidated balance sheet in consolidated inventory not owned. As of November 30, 2013, the portfolio of land (including land development costs) of $241.8 million was also reflected as inventory in the summarized condensed financial information related to Lennar Homebuilding’s unconsolidated entities. In 2014, the Company entered into a new agreement with the joint venture, which required $155.0 million of inventory assets to remain consolidated due to the existence of option contracts on substantially all of the homesites and were reclassified into land and land under development. The remaining $70.3 million of inventory assets no longer under option by the Company were deconsolidated.
The Lennar Homebuilding entities in which the Company has investments usually finance their activities with a combination of partner equity and debt financing. In some instances, the Company and its partners have guaranteed debt of certain unconsolidated entities.
The total debt of the Lennar Homebuilding unconsolidated entities in which the Company has investments was as follows:

	November 30,
(Dollars in thousands)	2014	2013
The Company’s net recourse exposure	$24,481	27,496
Reimbursement agreements from partners	—	13,500
The Company’s maximum recourse exposure	$24,481	40,996
Non-recourse bank debt and other debt (partner’s share of several recourse)	$56,573	61,008
Non-recourse land seller debt or other debt	4,022	20,454
Non-recourse debt with completion guarantees	442,854	245,821
Non-recourse debt without completion guarantees	209,825	82,178
Non-recourse debt to the Company	713,274	409,461
Total debt	$737,755	450,457
The Company’s maximum recourse exposure as a % of total JV debt	3%	9%

In most instances in which the Company has guaranteed debt of a Lennar Homebuilding unconsolidated entity, the Company’s partners have also guaranteed that debt and are required to contribute their share of the guarantee payments. Historically, the Company has had repayment guarantees and/or maintenance guarantees. In a repayment guarantee, the Company and its venture partners guarantee repayment of a portion or all of the debt in the event of default before the lender would have to exercise its rights against the collateral. In the event of default, if the Company’s venture partner does not have adequate financial resources to meet its obligations under the reimbursement agreement, the Company may be liable for more than its proportionate share, up to its maximum recourse exposure, which is the full amount covered by the joint and several guarantee. The maintenance guarantees only apply if the value or the collateral (generally land and improvements) is less than a specified percentage of the loan balance. As of both November 30, 2014 and 2013, the Company does not have any maintenance guarantees related to its Lennar Homebuilding unconsolidated entities.
In connection with many of the loans to Lennar Homebuilding unconsolidated entities, the Company and its joint venture partners (or entities related to them) have been required to give guarantees of completion to the lenders. Those completion guarantees may require that the guarantors complete the construction of the improvements for which the financing was obtained. If the construction is to be done in phases, the guarantee generally is limited to completing only the phases as to which construction has already commenced and for which loan proceeds were used.
If the Company is required to make a payment under any guarantee, the payment would constitute a capital contribution or loan to the Lennar Homebuilding unconsolidated entity and increase the Company's investment in the unconsolidated entity and its share of any funds the entity distributes.
As of both November 30, 2014 and 2013, the fair values of the repayment guarantees and completion guarantees were not material. The Company believes that as of November 30, 2014, in the event it becomes legally obligated to perform under a guarantee of the obligation of a Lennar Homebuilding unconsolidated entity due to a triggering event under a guarantee, most of the time the collateral should be sufficient to repay at least a significant portion of the obligation or the Company and its partners would contribute additional capital into the venture. In certain instances, the Company has placed performance letters of credit and surety bonds with municipalities for its joint ventures (see Note 6).